Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Details) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2013 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2013 Investor Warrants expiring Novermber 22, 2020 [Member]
Class of Warrant or Right [Line Items]
Common Shares Issuable Upon Exercise of Outstanding Warrants at December 31, 2013	22,035	13,337	[1]	4,698	[2]	4,000
Exercise Price CND/USD		1.44	[1]	1.44	[2]	0.50
Expiration Date		Apr. 30, 2015	[1]	Mar. 29, 2016	[2]	Nov. 22, 2020

[1]	On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.